SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of inventory balances

	September 30,	December 31,
	2025	2024
Parts	$298,809	$164,131
Finished Goods	180,291	386,564
Total	$479,100	$550,695

	December 31,
	2024	2023
Parts	$164,131	$250,700
Finished Goods	386,564	26,643
Total	$550,695	$277,343

Schedule of property, plant and equipment, useful life

Estimated
Classification	Useful Life
Furniture and fixtures	3-5 years
Machinery and equipment	3-5 years
Vehicles	3-6 years
Property improvements	5 years
Buildings	40 years

Schedule of intangible assets, useful life

Estimated
Classification	Useful Life
Customer Relationships	8 - 5 years
Trade Names	3 - 10 years
Noncompetition Agreements	5 years
Acquired Technology	5 years
Intellectual Property	5 - 15 years
Internally Developed Software	5 years

Schedule of contract liability and contract assets activity

Balance as of December 31, 2024	$206,750
Net change during the nine months ended September 30, 2025	243,439
Balance as of September 30, 2025	$450,189

Balance as of January 1, 2023	$—
Deferral of costs on contracts where performance obligations were not complete	343,646
Balance as of December 31, 2023	343,646
Recognition of costs on contracts where performance obligations completed during the period	(343,646)
Deferral of costs on contracts where performance obligations were not complete	206,750
Balance as of December 31, 2024	$206,750

Balance as of January 1, 2023	$643,254
Recognition of revenue recorded as a contract liability as of January 1, 2023	(643,254)
Customer advance payments	1,120,817
Balance as of December 31, 2023	$1,120,817
Recognition of revenue recorded as a contract liability as of December 31, 2023	(1,075,911)
Customer advance payments	557,563
Balance as of December 31, 2024	$602,469

Schedule of outstanding shares of common stock equivalents

Options	473,929
Warrants	13,067,494
Convertible notes payable that convert into common stock	1,759,945
15,301,368